UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12636 High Bluff Drive, Suite 220
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     April 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $84,192 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIONS SEMICONDUCTOR CO LTD   ADR              00507E107      243    25000 SH       SOLE                    25000        0        0
AMERICAN CAPITAL STRATEGIES    COM              024937104     2081    59189 SH       SOLE                    59189        0        0
AMGEN INC                      COM              031162100     1455    20000 SH       SOLE                    20000        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101     1218   155000 SH       SOLE                   155000        0        0
APPLE COMPUTER INC             COM              037833100     1254    20000 SH       SOLE                    20000        0        0
BANK NEW YORK INC              COM              064057102      541    15000 SH       SOLE                    15000        0        0
EXXON MOBIL CORP               COM              30231G102      913    15000 SH       SOLE                    15000        0        0
FIDELITY NATL FINL INC         COM              316326107     1563    44000 SH       SOLE                    44000        0        0
FRANKLIN RES INC               COM              354613101     1414    15000 SH       SOLE                    15000        0        0
GENERAL ELECTRIC CO            COM              369604103     1043    30000 SH       SOLE                    30000        0        0
GENESIS MICROCHIP INC DEL      COM              37184C103     5282   310000 SH       SOLE                   310000        0        0
GFI GROUP INC                  COM              361652209     3057    58900 SH       SOLE                    58900        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      758    13900 SH       SOLE                    13900        0        0
ICICI BK LTD                   ADR              45104G104     1212    43800 SH       SOLE                    43800        0        0
LEGG MASON INC                 COM              524901105     2268    18100 SH       SOLE                    18100        0        0
LEXAR MEDIA INC                COM              52886P104     1287   150000 SH       SOLE                   150000        0        0
LUCENT TECHNOLOGIES INC        COM              549463107    10294  3375000 SH       SOLE                  3375000        0        0
MCDATA CORP                    CL A             580031201     1040   225000 SH       SOLE                   225000        0        0
MCG CAPITAL CORP               COM              58047P107      866    61400 SH       SOLE                    61400        0        0
MICROSOFT CORP                 COM              594918104     8163   300000 SH       SOLE                   300000        0        0
NIKE INC                       CL B             654106103      851    10000 SH       SOLE                    10000        0        0
NVIDIA CORP                    COM              67066G104     1432    25000 SH       SOLE                    25000        0        0
OPTEUM INC                     CL A             68384A100     1284   150000 SH       SOLE                   150000        0        0
PARALLEL PETE CORP DEL         COM              699157103      434    23500 SH       SOLE                    23500        0        0
PIONEER NAT RES CO             COM              723787107     1770    40000 SH       SOLE                    40000        0        0
QUALCOMM INC                   COM              747525103     2531    50000 SH       SOLE                    50000        0        0
REDBACK NETWORKS INC           COM NEW          757209507     2711   125000 SH       SOLE                   125000        0        0
SAPIENT CORP                   COM              803062108     1145   150000 SH       SOLE                   150000        0        0
SILICON STORAGE TECHNOLOGY I   COM              827057100     2628   600000 SH       SOLE                   600000        0        0
SOLECTRON CORP                 COM              834182107     2000   500000 SH       SOLE                   500000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109      515    16000 SH       SOLE                    16000        0        0
STARBUCKS CORP                 COM              855244109      376    10000 SH       SOLE                    10000        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     1042    50000 SH       SOLE                    50000        0        0
TELLABS INC                    COM              879664100     1113    70000 SH       SOLE                    70000        0        0
TEXAS INSTRS INC               COM              882508104     7306   225000 SH       SOLE                   225000        0        0
TTM TECHNOLOGIES  INC          COM              87305R109     2536   175000 SH       SOLE                   175000        0        0
TXU CORP                       COM              873168108     1119    25000 SH       SOLE                    25000        0        0
UNITED MICROELECTRONICS CORP   SPONSORED ADR    910873207     4433  1300000 SH       SOLE                  1300000        0        0
VIRAGE LOGIC CORP              COM              92763R104      189    17500 SH       SOLE                    17500        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108     2056    60000 SH       SOLE                    60000        0        0
WTS RAINMAKER SYS EXP2/20/09   WTS              009394416        0    66660 SH       SOLE                    66660        0        0
WYNN RESORTS LTD               COM              983134107      769    10000 SH       SOLE                    10000        0        0
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